INVENTORIES (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INVENTORIES
Total	$ 245,886,656	$ 191,350,206
Cost of inventory recognized as cost of sales	$ 1,628,701,823	$ 1,375,392,773	$ 1,022,498,659
Percentage raw materials composed of concentrate and sweeteners as well as caps and other supplies	80.00%	80.00%
Gross asset
INVENTORIES
Raw materials	$ 104,833,902	$ 86,914,422
Finished goods	114,164,680	81,461,680
Spare parts and supplies	27,109,494	23,063,797
Work in progress	216,164	109,467
Other inventories	4,020,372	3,358,474
Cost of inventory recognized as cost of sales	1,388,536,599	1,192,363,804
Obsolescence provision
INVENTORIES
Obsolescence provision	$ (4,457,956)	$ (3,557,634)